Morgan Dempsey Large Cap Value ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 86.3%	Shares	Value
Aerospace & Defense - 6.0%
General Dynamics Corp.	2,114	$557,018
Lockheed Martin Corp.	1,431	695,380
		1,252,398
Air Freight & Logistics - 2.6%
United Parcel Service, Inc. - Class B	4,264	537,690

Commodity Chemicals - 2.3%
LyondellBasell Industries NV - Class A	6,592	489,588

Communications Equipment - 3.4%
Cisco Systems, Inc.	11,983	709,394

Construction Machinery & Heavy Transportation Equipment - 3.3%
Cummins, Inc.	1,967	685,696

Diversified Banks - 3.7%
Citigroup, Inc.	11,082	780,062

Diversified Metals & Mining - 1.4%
Rio Tinto PLC - ADR	4,992	293,579

Electric Utilities - 11.1%
Duke Energy Corp.	4,782	515,213
Entergy Corp.	10,668	808,848
Eversource Energy	8,478	486,891
Southern Co.	6,035	496,801
		2,307,753
Health Care Equipment - 2.7%
Medtronic PLC	7,135	569,944

Household Products - 2.0%
Procter & Gamble Co.	2,486	416,778

Integrated Oil & Gas - 6.8%
Chevron Corp.	4,455	645,262
Exxon Mobil Corp.	7,141	768,157
		1,413,419
Integrated Telecommunication Services - 6.4%
AT&T, Inc.	34,071	775,797
Verizon Communications, Inc.	14,002	559,940
		1,335,737
IT Consulting & Other Services - 3.4%
International Business Machines Corp.	3,211	705,874

Life & Health Insurance - 3.0%
Prudential Financial, Inc.	5,368	636,269

Multi-Utilities - 3.4%
WEC Energy Group, Inc.	7,441	699,752

Oil & Gas Storage & Transportation - 3.0%
Pembina Pipeline Corp.	17,186	635,023

Packaged Foods & Meats - 5.6%
General Mills, Inc.	7,459	$475,660
Hershey Co.	1,233	208,809
Kraft Heinz Co.	15,476	475,268
		1,159,737
Pharmaceuticals - 6.8%
Johnson & Johnson	3,015	436,029
Merck & Co., Inc.	5,141	511,427
Pfizer, Inc.	18,051	478,893
		1,426,349
Restaurants - 3.4%
McDonald’s Corp.	1,243	360,333
Starbucks Corp.	3,920	357,700
		718,033
Soft Drinks & Non-alcoholic Beverages - 2.8%
Coca-Cola Co.	9,397	585,057

Tobacco - 3.2%
Philip Morris International, Inc.	5,520	664,332

TOTAL COMMON STOCKS (Cost $18,373,201)		18,022,464

REAL ESTATE INVESTMENT TRUSTS - 3.9%
Health Care REITs - 1.4%
Alexandria Real Estate Equities, Inc.	2,989	291,577

Telecom Tower REITs - 2.5%
Crown Castle, Inc.	5,861	531,944

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $961,875)		823,521

EXCHANGE TRADED FUNDS - 2.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	6,586	602,158
TOTAL EXCHANGE TRADED FUNDS (Cost $603,786)		602,158

CLOSED END FUNDS - 2.4%
Main Street Capital Corp.	8,365	490,022
TOTAL CLOSED END FUNDS (Cost $457,343)		490,022

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
First American Government Obligations Fund - Class X, 4.41%(a)	913,524	913,524
TOTAL SHORT-TERM INVESTMENTS (Cost $913,524)		913,524

TOTAL INVESTMENTS - 99.9% (Cost $21,309,729)		$20,851,689
Other Assets in Excess of Liabilities - 0.1%		20,623
TOTAL NET ASSETS - 100.0%		$20,872,312

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Morgan Dempsey Large Cap Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,022,464	$-	$-	$18,022,464
Real Estate Investment Trusts	823,521	-	-	823,521
Exchange Traded Funds	602,158	-	-	602,158
Closed End Funds	490,022	-	-	490,022
Money Market Funds	913,524	-	-	913,524
Total Investments	$20,851,689	$-	$-	$20,851,689

Refer to the Schedule of Investments for further disaggregation of investment categories.

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